United States
					Securities and Exchange Commission
						Washington, D.C. 20549

						Form 13F
					FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: 12/31/12

Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.


Peregrine Asset Advisers, Inc.
9755 SW Barnes Rd Suite 295
Portland, OR 97225

Form 13F File Number 28-14608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Dan Botti
Title: Principal
Phone: 503.459.4651

Signature, Place, and Date of Signing

Dan Botti	Portland, Oregon 	February 13, 2012
Signature	[City, State]		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
Form 13F File Number			Name

NONE



					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	2

Form 13F Information Table Entry Total: 134
Form 13F Information Table Value Total:  71,305
					(thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and the list entries.]

No.		Form 13F File Number		Name

02		28-11324		        Cobiz Capital Management
03		28-7018				Summit Capital Management




Master List of Securities
As of 12/31/2012

                                TITLE 	CUSIP	   VALUE       SHRs or	SH/ PUT/  INVESTMENT  OTHER    	 VOTING AUTHORITy
NAME OF ISSUER                  OF CLASS          (x$1000)     PRN AMT PRN  CALL  DISCRETION  MANAGER	SOLE	SHARED	NONE

Abbot Labs			COM	002824100	299	 4,550	SH	   SOLE					 4,550
Abbot Labs			COM	002824100	 66	 1,015	SH	   SH-OTHER	02			 1,015
Aberdeen Asia Pacific Incom     COM	003009107        95	12,265	SH	   SOLE			                12,265
AK Steel Hldg			COM	001547108 	 52	11,200	SH	   SOLE					11,200
Allergan                        COM	018490102       275	 3,000	SH	   SOLE			                 3,000
AllianceBernstein Hlgd Unit Ltd Prt	01881G106	513	29,440	SH	   SOLE					29,440
Amazon			        COM	023135106     2,481	 9,891	SH	   SOLE					 9,891
Amer 1st Tax Exempt Invest MLP BEN UNIT 02364V107       642     96,300	SH         SOLE                          	96,300
American Intl Group		COM	026874784	349	 9,900	SH	   SOLE					 9,900
Amgen                     	COM     031162100       474      5,500	SH         SOLE                          	 5,500
Antares Pharma                  COM     036642106       157     41,234	SH         SOLE                          	41,234
Apple                           COM     037833100     5,154      9,686	SH         SOLE                         	 9,686
Apple                           COM     037833100	118	   221	SH         SH-OTHER	02			   221
Ares Capital                   	COM     04010L103       656    	37,480	SH         SOLE                          	37,480
ARM Hlgd Plc			ADR	042068106     1,332	35,200	SH	   SOLE					35,200
Armour Residential              COM     042315101       324     42,349	SH         SOLE                          	42,349
AT&T				COM	00206R102	171	 5,080	SH	   SOLE				 	 5,080
AT&T				COM	00206R102	 85	 2,515	SH	   SH-OTHER	02			 2,515
Atlas Pipeline Prtnrs  UNIT L P INT	049392103	930	29,450	SH	   SOLE					29,450
Baidu.Com                       ADR     056752108       201      2,000	SH         SOLE                          	 2,000
Bank of America     		COM	060505104     1,291    111,175	SH	   SOLE			               111,175
Biglari Hldgs                   COM     08986R101       507      1,300	SH         SOLE                          	 1,300
Biogen Idec                     COM     09062X103       454      3,100	SH         SOLE                          	 3,100
Blackrock High YieldBond	COM	092929679       197	24,407	SH	   SOLE			                24,407
Blackrock US Govt Bond	        COM	091928549       258	23,390	SH	   SOLE			                23,690
Blackrock High Income	        COM	09250E107        86	36,368	SH	   SOLE			                36,368
Blackrock Debt Strat Fd	        COM	09255R103        54	12,625	SH	   SOLE			                12,625
Blackrock Floating Rate Fd	COM	091941104       185	12,300	SH	   SOLE			                12,300
Boeing 	                        COM	097023105        57	   755	SH	   SOLE			                   755
Boeing                          COM     097023105 	158	 2,100	SH         SH-OTHER	03			 2,100
Carlisle Cos		        COM	142339100     3,569	60,741	SH	   SOLE			                60,741
Caterpillar                     COM     149123101       481      5,365	SH         SOLE                          	 5,365
Chevron		                COM     166764100        70        642	SH         SH-OTHER	02              	   642
Chevron		                COM     166764100       276      2,554	SH         SOLE                          	 2,554
Clorox                          COM     189054109       293      4,000	SH         SOLE                          	 4,000
Columbia Banking Systems        COM     197236102       273     15,217	SH         SOLE                          	15,217
Companhia De Bebidas            ADR PFD 20111W203 	210	 5,000	SH         SOLE				         5,000
Costco Wholesale                COM     22160K105       308      3,115	SH         SOLE                          	 3,115
Costco Wholesale                COM     22160K105        71        723	SH         SH-OTHER	02                	   723
Craft Brew Alliance		COM	224122101	 84	13,000	SH	   SOLE					13,000
Disney Walt Co                  COM     254687106       947     19,014	SH         SOLE	              	                19,014
Dollar General                  COM     256669102       342      7,750 	SH         SOLE                          	 7,750
Ellington Financial LLC         COM     288522303       213      9,500 	SH         SOLE                          	 9,500
Energy Transfer Ptnrs  Unit Ltd Prt     29273R109       352      8,209	SH         SOLE                          	 8,209
EV Energy Partners        Com Units     26926V107       226      4,000	SH         SOLE                          	 4,000
Expedia          		COM     302125109       430      7,000	SH         SOLE                          	 7,000
Express Scripts          	COM     30219G108       724     13,400	SH         SOLE                          	13,400
Exxon Mobil                     COM     30231G102     1,163	13,442	SH         SOLE                        		13,442
Exxon Mobil                     COM     30231G102 	147	 1,700	SH         SH-OTHER	03			 1,700
Fifth Street Finance        	COM     31678A103       373     35,800	SH         SOLE                          	35,800
Freeport-McMoran Copper & Gold  COM     35671D857       595     17,400	SH         SOLE                          	17,400
Frontier Communications	        COM     35906A108       101     23,598	SH         SOLE                          	23,598
General Electric                COM     369604103       172      8,180	SH         SOLE                        		 8,180
General Electric                COM     369604103	 12	   576	SH         SH-OTHER	02			   576
General Electric                COM     369604103	187	 8,900	SH         SH-OTHER	03			 8,900
Google                          COM     38259P508       937      1,324	SH         SOLE                          	 1,324
Government Pptys Income Tr      COM     38376A103       266     11,100	SH         SOLE                          	11,100
Grand Canyon Education	        COM     38526M106       709     30,200	SH         SOLE                          	30,200
GSV Cap Corp                    COM     36191J101        89     10,505	SH         SH-OTHER     03                     	10,505
Gulfport Energy Corp            COM     402635304       688     18,000	SH         SOLE                          	18,000
Home Depot                      COM     437076102       271      4,378	SH         SOLE                          	 4,378
Honeywell                       COM     438516106       365      5,750	SH         SOLE                          	 5,750
Honeywell                       COM     438516106        63        990	SH         SH-OTHER     02                     	   990
IBM                             COM     459200101       268      1,400	SH         SOLE                       		 1,400
IBM                             COM     459200101 	 67	   348	SH         SH-OTHER	02			   348
IHS                             COM     451734107       288      3,000	SH         SOLE                          	 3,000
Intel Corp                      COM     458140100       298     14,443	SH         SOLE                          	14,443
IsharesTr IBOXX INV CPBD        COM     464287242       684      5,652	SH         SOLE                          	 5,652
Ishares Tr   20+ Treas Index    COM     464287432       763      6,300	SH         SOLE                          	 6,300
Ishares Tr Barclays Tips        COM     464287176       231      1,900	SH         SOLE                          	 1,900
Javelin Mtg Invt                COM     47200B104       208     10,900	SH         SOLE                          	10,900
Jazz Pharmaceuticals            COM     G50871105       286      5,375	SH         SOLE                          	 5,375
Johnson&Johnson                 COM     478160104       185      2,640	SH         SOLE                          	 2,640
Johnson&Johnson                 COM     478160104        67        958	SH         SH-OTHER	02              	   958
Kinder Morgan Inc               COM     49455P101       106      3,000	SH         SOLE                          	 3,000
Kinder Morgan Inc               COM     49455P101       141      4,000	SH         SH-OTHER     03                    	 4,000
Kinder Morgan Mgmt              SHS     49455U100       551      7,298	SH         SOLE                          	 7,298
L-3 communications              COM     502424104       421      5,500	SH         SOLE                          	 5,500
Linear Technology               COM     535678106       868     25,300	SH         SOLE                          	25,300
Linkedin                        COM     53578A108     2,862     24,930	SH         SOLE                          	24,930
Louisana Pacific                COM     546347105       246     12,750	SH         SOLE                          	12,750
LyondellBasell Industries   SHS - A     N53745100       371      6,500	SH         SOLE                          	 6,500
MagneGas                        COM     55939L202        16     10,000	SH         SOLE                          	10,000
Managed High Yield  Plus Fd In  COM     561911108       258    120,461	SH         SOLE                                120,461
MarkWest Energy                 MLP     570759100       409      8,014	SH         SOLE                         	 8,014
MFA Financial                   COM     55272X102       338     41,700	SH         SOLE                          	41,700
Michael Kors                    SHS     G60754101       667     13,070	SH         SOLE                          	13,070
Microsoft                       COM     594918104       434     16,260	SH         SOLE                          	16,260
Microsoft                       COM     594918104       305     11,400	SH         SH-OTHER	03                      11,400
Monsanto                        COM     61166W101     1,483     15,672	SH         SOLE                          	15,672
NetSuite                        COM     64118Q107     2,882     42,825	SH         SOLE                          	42,825
Nike                            COM     654106103       933     18,078	SH         SOLE                          	18,078
Nike                            COM     654106103        55      1,070	SH         SH-OTHER 	02                       1,070
Niska Gas Storage          UNIT LTD     654678101       293     26,870	SH         SOLE                          	26,870
Northstar Rlty Fin              COM     66704R100       160     22,700	SH         SOLE                          	22,700
Oncothyreon                     COM     682324108        34     17,800	SH         SOLE                          	17,800
Parexel			        COM     699462107       644     21,750	SH         SOLE                          	21,750
PennantPark Investments         COM     708062104       198     18,000	SH         SOLE                          	18,000
PennyMac Mortgage               COM     70931T103       561     22,200	SH         SOLE                          	22,200
Phillips			COM     718546104     1,787     33,654	SH         SOLE                          	33,654
Pimco Income Strategy Fund      COM     72201H108       223     17,415	SH         SOLE                          	17,415
Plum Creek Timber               COM     729251108       202      4,550	SH         SOLE                          	 4,550
Polaris Inds                    COM     731068102     1,764     20,960	SH         SOLE                          	20,960
Proshares Tr PSHS SHRT S&P500   COM     74347R503       288      8,465	SH         SH-OTHER	03              	 8,465
Qualcomm Inc                    COM     747525103       398      6,440	SH         SOLE                          	 6,440
Qualcomm Inc                    COM     747525103        72      1,160	SH         SH-OTHER	02              	 1,160
Regeneron Phamaceuticals        COM     75886F107     1,386      8,100	SH         SOLE                          	 8,100
S&P 500 Depository Receipt      COM     78462F103       282      1,980	SH         SOLE                          	 1,980
Sherwin Williams                COM     824348106       292      1,900	SH         SOLE                          	 1,900
Southwest Airlines              COM     844741108         1        136	SH         SOLE                          	   136
Southwest Airlines              COM     844741108       104     10,100	SH         SH-OTHER	03              	10,100
SPDR Gold Trust                  UT     78463V107       218      1,345	SH         SOLE                          	 1,345
SPDR Gold Trust                  UT     78463V107       146        900	SH         SH-OTHER	03                         900
Spirit Realty Capital           COM     84860F109       334     18,800	SH         SOLE                          	18,800
Splunk                          COM     848637104     1,822     62,800	SH         SOLE                          	62,800
Sprott Physical Gold Tr          UT     85207H104       142     10,000	SH         SOLE                          	10,000
Syngenta                        ADR     87160A100       646      8,000	SH         SOLE                          	 8,000
Tesla Motors                    COM     872438106       950     28,050	SH         SOLE                                 28,050
THL Credit                      COM     872438106       206     13,900	SH         SOLE                                 13,900
Toro                            COM     891092108     1,263     29,390	SH         SOLE                                 29,390
Travelers Cos                   COM     89417E109     1,515     21,100	SH         SOLE                                 21,100
Travelers Cos                   COM     89417E109        68        943	SH         SH-OTHER	02              	   570
Trimas                          COM     896215209       993     35,450	SH         SOLE                                 35,450
Turkcell Iletisim Hizmetleri    ADR     900111204       765     47,400	SH         SOLE                          	47,400
US Bancorp                      COM     902973304       620     19,423	SH         SOLE                          	19,423
US Bancorp                      COM     902973304        69      2,142	SH         SH-OTHER	02               	 2,142
US Bancorp                      COM     902973304       153      4,800	SH         SH-OTHER	03               	 4,800
Verizon Comm                    COM     92343V104       487     11,252	SH         SOLE                          	11,252
Visa                            COM     92826C839       212      1,400	SH         SOLE	              	                 1,400
Vringo                          COM     92911N104       141     49,300	SH         SOLE	              	                49,300
Williams Sonoma                 COM     969904101     1,203     27,490	SH         SOLE               	 		27,490
Workday                         COM     98138H101     1,082     19,850	SH         SOLE               	 		19,850
Yahoo                           COM     984332106        54      2,700	SH         SOLE                          	 2,700
Yahoo                           COM     984332106	259	13,000	SH         SH-OTHER	03			13,000
------------------------------          --------------------------------
